TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (16,508)	$ (5,790)	$ (16,486)
Theoretical tax income computed at the Israeli statutory tax rate (23%, 25% and 26.5% for the years 2017, 2016 and 2015, respectively)	(3,962)	(1,448)	(4,369)
Changes in valuation allowance	8,946	(469)	3,716
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and "Approved Enterprise" tax	(5,376)	(216)	679
Write off of prepaid and withholding taxes	909	1,759	1,150
Foreign tax rates differences related to subsidiaries	(48)	576	103
Non-deductible expenses and other	684	567	181
Non-deductible share-based compensation expense	411	1,435	1,896
Income tax expense	$ 1,564	$ 2,204	$ 3,356
Israeli Income tax rate	24.00%	25.00%	26.50%